25 Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	R$ 658,171	R$ 592,735
Business combination effects		1,494
Additions	144,474	127,432
Performance agreement	3,545	3,246
Interest rate	12,550	24,570
Transfers
Payments	(71,675)	(54,166)
Concluded projects	(82,054)	(37,140)
Research and development and energy efficiency, ending	665,011	658,171
FNDCT [member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	4,046	4,725
Business combination effects		20
Additions	37,427	32,311
Performance agreement
Interest rate
Transfers
Payments	(33,388)	(33,010)
Concluded projects
Research and development and energy efficiency, ending	8,085	4,046
MME [member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	2,023	2,361
Business combination effects		10
Additions	18,716	16,155
Performance agreement
Interest rate
Transfers
Payments	(16,698)	(16,503)
Concluded projects
Research and development and energy efficiency, ending	4,041	2,023
R&D [member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	341,658	327,626
Business combination effects		1,464
Additions	37,426	32,312
Performance agreement
Interest rate	4,253	10,627
Transfers
Payments
Concluded projects	(50,591)	(30,371)
Research and development and energy efficiency, ending	332,746	341,658
Procel [member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	16,410	15,792
Business combination effects
Additions	10,181	9,333
Performance agreement
Interest rate	1,469	51
Transfers	(616)	(3,123)
Payments	(21,589)	(5,643)
Concluded projects
Research and development and energy efficiency, ending	5,855	16,410
EEP [member]
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	294,034	242,231
Business combination effects
Additions	40,724	37,321
Performance agreement	3,545	3,246
Interest rate	6,828	13,892
Transfers	616	3,123
Payments		990
Concluded projects	(31,463)	(6,769)
Research and development and energy efficiency, ending	R$ 314,284	R$ 294,034